Recent accounting pronouncements	12 Months Ended
Dec. 31, 2025
Recent Accounting Pronouncements [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
Pronouncements issued but not yet effective

Amendments to IFRS 9, Financial instruments, and IFRS 7, Financial instruments: Disclosures

In May 2024, the IASB issued amendments to update the classification and measurement requirements in IFRS 9 and related disclosure requirements in IFRS 7 as follows:
•Clarified the recognition and derecognition date of certain financial assets and liabilities and amended the requirements related to settling financial liabilities using an electronic payment system. For a financial liability settled in cash using an electronic payment system, the amendments permit an entity to deem the financial liability to be discharged before the settlement date provided certain criteria are met.
•Clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criteria.
•New disclosures for certain instruments with contractual terms that can change cash flows (including instruments with features linked to environmental, social and corporate governance targets).
•Additional disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs.
•Amended disclosures relating to equity instruments designated at fair value through other comprehensive income.

These amendments are effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted for certain provisions. The Company may elect to apply the accounting policy choice permitted by the amendments to determine the settlement date for electronic payments based on the date preceding actual settlement. The Company has not yet adopted the amendments but does not expect the amendments to have a significant impact on the Consolidated Financial Statements.

IFRS 18, Presentation and disclosure in financial statements

In April 2024, the IASB issued IFRS 18, Presentation and disclosure in financial statements ("IFRS 18"), which replaces IAS 1, Presentation of financial statements. IFRS 18 introduces an updated structure for the income statement by requiring income and expenses to be presented in three defined categories (operating, investing and financing), and by specifying certain defined totals and subtotals. Where company-specific measures related to income statement disclosure are provided ("management-defined performance measures"), such as certain non-GAAP measures, IFRS 18 requires additional disclosure around those management-defined performance measures in the notes to the financial statements. IFRS 18 provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes to the financial statements. IFRS 18 does not affect the recognition and measurement of items in the financial statements, nor does it affect which items are classified as other comprehensive income and how these items are classified.
The standard is effective for reporting periods beginning on or after January 1, 2027, including for interim financial statements. Retrospective application is required and early adoption is permitted. The Company has begun assessing the impact of IFRS 18 to its consolidated financial statements, particularly with respect to the structure of the Consolidated Statement of Operations, the Consolidated Statement of Cash Flows and additional disclosures required for management-defined performance measures in the notes to the financial statements. This project is expected to continue throughout 2026. The Company is also still assessing the impact of the new standard on the presentation and disaggregation of line items in the Consolidated Financial Statements.